Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
During the years ended December 31, 2011 and 2010, the Company issued warrants for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Common Stock Purchase Warrants Issued	670,000	627,000
Value of Common Stock Purchase Warrants Issued	$495.1	$772.2

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The number of remaining shares authorized to be issued under the various equity plans are as follows:

	U.S. Equity Plan	Non-U.S. Plan
Shares Authorized for Issuance under 2003 Equity Plan	2,500,000	—
Shares Authorized for Issuance under 2009 Equity Plan	23,750,000	—
Shares Authorized for Issuance under Non-U.S. Plan	—	5,700,000
Total Share Authorized for Issuance	26,250,000	5,700,000
Outstanding Options – U.S. Equity Plan	(15,043,505)
Exercised Options	(97,500)	—
Outstanding Options – Non-U.S. Plan		(2,100,000)
Restricted stock or equity grants issued under Equity Plans	(3,398,573)	(885,000)
Total common shares remaining to be issued under the Equity Plans	7,710,422	2,715,000

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
During the years ended December 31, 2011 and 2010, the Company issued restricted stock for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Restricted Stock Issued	3,467,451	338,599
Value of Restricted Stock Issued	$3,580.6	$569.5

Warrant Activity [Table Text Block]
Activity related to warrants outstanding for the years ended December 31, 2011 and 2010 was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	19,838,802	3.00
Granted	5,792,896	1.99
Exercised	(2,025,000)	1.46
Expired	(1,613,191)	6.54
Canceled	(150,000)	2.78
Balance at December 31, 2010	21,843,507	2.62
Granted	15,993,947	2.09
Exercised	—	—
Expired	(447,629)	6.18
Canceled	—	—
Balance at December 31, 2011	37,389,825	2.35	3.87	$—

Outstanding Warrants by Exercise Price Range [Table Text Block]
At December 31, 2011, the outstanding warrants by range of exercise prices were as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.56 – $1.45	11,263,500	4.5	$1.42	10,805,500	4.5	$1.44
$1.46 – $2.10	7,933,635	4.0	1.75	7,933,635	4.0	1.75
$2.11 – $2.53	13,032,512	3.3	2.50	13,032,512	3.3	2.50
$2.54 – $5.99	2,929,928	4.5	3.73	2,929,928	4.5	3.73
$6.00 – $7.00	2,230,250	3.4	6.51	1,230,250	1.2	6.11
	37,389,825	3.9	$2.35	35,931,825	3.8	$2.24

Warrants [Member]
Schedule of Assumptions Used [Table Text Block]
The range of assumptions made in calculating the fair values of warrants issued for services was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	3
Expected term - maximum (in years)	5	5
Expected volatility - minimum	80%	86%
Expected volatility - maximum	86%	124%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.78%	0.64%
Risk-free interest rate - maximum	2.19%	2.65%

Stock Options [Member]
Schedule of Assumptions Used [Table Text Block]
The range of assumptions made in calculating the fair values of options was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	2
Expected term - maximum (in years)	10	10
Expected volatility - minimum	79%	86%
Expected volatility - maximum	85%	122%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.4%	0.34%
Risk-free interest rate - maximum	3.45%	3.8%

US Equity Plan [Member]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2011, the outstanding options under the U.S. Equity Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.52 – $0.71	1,123,000	7.7	0.67	170,002	7.2	$0.69
$0.72 – $1.50	2,879,700	8.6	1.46	422,500	6.1	1.36
$1.51 – $1.80	6,629,000	7.9	1.71	4,826,252	7.8	1.71
$1.81 – $2.00	2,874,255	4.6	1.91	2,705,994	4.6	1.91
$2.01 – $15.00	1,537,550	7.0	2.29	1,430,883	6.9	2.30
	15,043,505	7.3	$1.68	9,555,631	6.7	$1.82

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Activity related to stock options outstanding under the Non-U.S. Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2009	1,650,000	2.04
Granted	2,000,000	2.01
Exercised	—	—
Expired	—	—
Canceled	(550,000)	2.04
Balance at December 31, 2010	3,100,000	2.02
Granted	650,000	1.74
Exercised	—	—
Expired	(366,666)	2.04
Canceled	(1,283,334)	2.00
Balance at December 31, 2011	2,100,000	$1.95	8.22	$—
Activity related to stock options outstanding under the U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	8,340,574	1.87
Granted	1,955,000	1.85
Exercised	(90,000)	1.56
Expired	—	—
Canceled	(273,360)	1.86
Balance at December 31, 2010	9,932,214	1.87
Granted	8,047,600	1.48
Exercised	(5,000)	1.42
Expired	(850,523)	1.92
Canceled	(2,080,786)	1.71
Balance at December 31, 2011	15,043,505	$1.68	7.3	$—

Non US Plan [Member]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2011, the outstanding options under the Non-U.S. Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.42 – $1.70	700,000	8.7	$1.62	200,000	8.7	$1.65
$1.71 – $2.08	350,000	7.3	1.74	175,000	7.3	1.74
$2.09 – $2.22	650,000	8.1	2.16	250,000	8.2	2.16
$2.23 – $2.36	400,000	8.5	2.36	300,000	8.5	2.36
	2,100,000	8.2	$1.95	925,000	8.2	$2.04